Accrued expenses (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Salaries and wages	$ 52,348	$ 11,908	$ 211,516	$ 37,442